AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 30, 2007.

SECURITIES ACT FILE NO. 333-135934

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933  ☒

PRE-EFFECTIVE AMENDMENT NO.  [    ]

POST-EFFECTIVE AMENDMENT NO. 2

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

(FORMERLY, LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV)

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

125 BROAD STREET, NEW YORK, NY 10004

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

1-800-451-2010

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

R. JAY GERKEN

LEGG MASON & CO., LLC

399 PARK AVENUE, 4TH FLOOR

NEW YORK, NY 10022

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

DIANNE E. O’DONNELL, ESQ.	ROBERT I. FRENKEL, ESQ.
WILLKIE FARR & GALLAGHER LLP	LEGG MASON & CO., LLC
787 SEVENTH AVENUE NEW YORK, NY 10019	300 FIRST STAMFORD PLACE STAMFORD, CT 06902

TITLE OF SECURITIES BEING REGISTERED:

Class I and Class II shares of the Registrant

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

Part A Proxy Statement/Prospectus and Part B-Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to Rule 497 under the Securities Act of 1933, as amended, filed on September 13, 2006.

PART C

OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

The response to this item is, in part, incorporated by reference to the Registrant Statement. Reference is also made to Paragraph 4 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (“CGMI”) (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the CGMI Distribution Agreement and paragraph 9 of the Distribution Agreement between the Registrant and Legg Mason Investors Services, LLC (“LMIS”).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the ‘Securities Act’) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16.	EXHIBITS

1(a) Master Trust Agreement is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the “Commission”) on September 18, 2002 (the “Registration Statement”).

1(b) Amendment No. 1 to Master Trust Agreement is incorporated by reference to the Registration Statement.

1(c) Amendment No. 2 to the Master Trust Agreement dated May 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement filed on January 26, 2007 (“Post-Effective Amendment No. 6”).

2 By-Laws are incorporated by reference to the Registration Statement.

3 Not applicable.

4 Form of Agreement and Plan of Reorganization included in Part A of the Registration Statement on Form N-14 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

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5 Registrant’s Form of Shares of Beneficial Interest is incorporated by reference to the Registration Statement.

6 Investment Management Agreement dated December 1, 2005 between Registrant on behalf of Multiple Discipline Portfolio - Balanced All Cap Growth and Value and Smith Barney Fund Management LLC is incorporated by reference to the Post-Effective Amendment No. 5 filed on April 27, 2006.

7(a) Form of the Distribution Agreement between the Registrant and CGMI (formerly Salomon Smith Barney Inc.) (the “CGMI Distribution Agreement”) is incorporated by reference to the Registration Statement.

7(b) Amendment to the CGMI Distribution Agreement dated December 1, 2005 between the Registrant and CGMI is incorporated by reference to the Post-Effective Amendment No. 5 filed on April 27, 2006.

7(c) Distribution Agreement dated December 1, 2005 between Registrant and Legg Mason Investors Services, LLC (“LMIS”) is incorporated by reference to the Post-Effective Amendment No. 5 filed on April 27, 2006.

8 Not applicable.

9 Form of Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to the Post-Effective Amendment No. 5 filed on April 27, 2006.

10(a) Amended Services and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to the Post-Effective Amendment No. 5 filed on April 27, 2006.

10(b) Form of Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to the Registration Statement.

11(a) Opinion and consent of Willkie Farr & Gallagher LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

11(b) Opinion and consent of Bingham McCutchen LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

12(a) Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Variable Capital and Income Portfolio discussed in the Proxy Statement/Prospectus is filed herewith.

12(b) Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Variable Total Return Portfolio discussed in the Proxy Statement/Prospectus is filed herewith.

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13 Not applicable.

14 Consents of Independent Registered Public Accounting Firms are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

15 Not applicable.

16 Powers of Attorney are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(a) Forms of Proxy Card are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(b) Statement of Additional Information of Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value dated May 1, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(c) Annual Report of Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value for the year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(d) Prospectus and Statement of Additional Information of Legg Mason Partners Variable Capital and Income Portfolio dated May 1, 2006 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(e) Annual Report of Legg Mason Partners Variable Capital and Income Portfolio for the year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(f) Prospectus and Statement of Additional Information of Legg Mason Partners Variable Total Return Portfolio dated May 1, 2006 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(g) Annual Report of Legg Mason Partners Variable Total Return Portfolio for the year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(h) Form of Code of Ethics of the Registrant, Smith Barney Fund Management LLC and CGMI is incorporated by reference to the Registration Statement.

17(i) Code of Ethics of Citigroup Asset Management - North America and certain registered Investment companies, as amended September 13, 2005 is incorporated by reference to the Post-Effective Amendment No. 5 filed on April 27, 2006.

17(j) Code of Ethics of Legg Mason Investors Services, LLC dated December 1, 2005 is incorporated by reference to the Post-Effective Amendment No. 5 filed on April 27, 2006.

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17(k) Form of Transfer Agency and Service Agreement between the Registrant and Citicorp Trust Bank, fsb. is incorporated by reference to the Registration Statement.

17(l) Transfer Agency Agreement between Registrant and PFPC Inc. is incorporated by reference to the Post-Effective Amendment No. 5 filed on April 27, 2006.

17(m) License Agreement between Citigroup, Inc. and Registrant dated December 1, 2005 is incorporated by reference to the Post-Effective Amendment No. 5 filed on April 27, 2006.

17(n) Form of License Agreement between Legg Mason Properties, Inc. and Registrant dated April 6, 2006 incorporated by reference to the Post-Effective Amendment No. 5 filed on April 27, 2006.

17(o) Form of Purchase Agreement between the Registrant and the Purchaser of the initial shares is incorporated by reference to the Registration Statement.

ITEM 17.	UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The registrant hereby undertakes to file, by post-effective amendment, the final opinion of Dechert LLP supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 30th day of May, 2007.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST (formerly Legg Mason Partners Variable Portfolios IV), on behalf of Legg Mason Partners Variable Capital and Income Portfolio (formerly Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value)

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

As required by the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ R. Jay Gerken R. Jay Gerken	President, Principal Executive Officer and Trustee	May 30, 2007

/s/ Kaprel Ozsolak Kaprel Ozsolak	Treasurer and Chief Financial Officer	May 30, 2007

/s/ Paul R. Ades Paul R. Ades	Trustee	May 30, 2007

/s/ Andrew L. Breech Andrew L. Breech	Trustee	May 30, 2007

/s/ Dwight B. Crane Dwight B. Crane	Trustee	May 30, 2007

/s/ Robert M. Frayn, Jr. Robert M. Frayn, Jr.	Trustee	May 30, 2007

/s/ Frank G. Hubbard Frank G. Hubbard	Trustee	May 30, 2007

/s/ Howard J. Johnson Howard J. Johnson	Trustee	May 30, 2007

/s/ David E. Maryatt David E. Maryatt	Trustee	May 30, 2007

/s/ Jerome H. Miller Jerome H. Miller	Trustee	May 30, 2007

/s/ Ken Miller Ken Miller	Trustee	May 30, 2007

/s/ John J. Murphy John J. Murphy	Trustee	May 30, 2007

/s/ Thomas F. Schlafly Thomas F. Schlafly	Trustee	May 30, 2007

/s/ Jerry A. Viscione Jerry A. Viscione	Trustee	May 30, 2007

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS
12(a)	Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Variable Capital and Income Portfolio

12(b)	Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Variable Total Return Portfolio